Statements of changes in equity - AUD ($) $ in Thousands	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Accumulated Losses [member]	Non-controlling interests [member]
Beginning Balance at Jun. 30, 2017	$ 25,338	$ 193,769	$ 600	$ 1,930	$ (170,961)
Loss after income tax expense for the year	(6,039)				(6,039)
Other comprehensive income for the year, net of tax	(251)			(251)
Total comprehensive income for the year	(6,290)			(251)	(6,039)
Transactions with owners in their capacity as owners:
Share issue costs
Transfers
Cancellation of share capital		(162,223)			162,223
Conversion of convertible note			(136)		136
Employee share-based payment options
Share based payment	165			165
Issue of shares	30	30
Ending balance (Previously stated [member]) at Jun. 30, 2018	19,242	31,576	464	1,843	(14,641)
Ending balance (Increase (decrease) due to changes in accounting policy [member]) at Jun. 30, 2018				37	(37)
Ending balance at Jun. 30, 2018	19,242	31,576	464	1,880	(14,678)
Loss after income tax expense for the year	(10,270)				(10,270)
Other comprehensive income for the year, net of tax	(89)			(89)
Total comprehensive income for the year	(10,359)			(89)	(10,270)
Transactions with owners in their capacity as owners:
Share issue costs	(340)	(340)
Transfers
Share based payment	246			246
Issue of shares	5,406	5,406
Ending balance at Jun. 30, 2019	14,195	36,642	464	2,037	(24,948)
Loss after income tax expense for the year	(12,467)				(12,467)
Other comprehensive income for the year, net of tax	(4)			(4)
Total comprehensive income for the year	(12,471)			(4)	(12,467)
Transactions with owners in their capacity as owners:
Share issue costs	(833)	(833)
Transfers
Conversion of convertible note
Employee share-based payment options
Share based payment	262			262
Issue of shares	12,972	12,972
Expired options				(1,230)	1,230
Ending balance at Jun. 30, 2020	$ 14,125	$ 48,781	$ 464	$ 1,066	$ (36,186)